Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of operating segments [line items]
Loans and advances to customers (net)		$ 1,037,987
Interests in associates and joint ventures		26,684
Total external assets		2,984,164
Customer accounts		1,642,780
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 1,059,511
Customer accounts	1,669,091
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		1,169
Interests in associates and joint ventures		(178)
Total external assets		2,576
Customer accounts		1,132
Operating segments
Disclosure of operating segments [line items]
Loans and advances to customers (net)	1,059,511	1,036,818	$ 1,073,848
Interests in associates and joint ventures	28,709	26,862	26,242
Total external assets	2,976,005	2,981,588	3,083,321
Customer accounts	$ 1,669,091	$ 1,641,648	$ 1,609,384